SHORT - TERM DEBT AND LONG-TERM DEBT- Schedule Of Short Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Total	$ 718	$ 31,077	$ 49,887
Bank of Shanghai [Member]
Total			21,817
Bank of Beijing [Member]
Total		718	20,798
East West Bank [Member]
Total		20,182	0
Others [Member]
Total		$ 10,177	$ 7,272